Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net loss	¥ (39,253)	$ (5,613)	¥ (80,246)	¥ (22,824)
Other comprehensive (loss)/income, net of tax:
Foreign currency translation adjustments	(8,039)	(1,150)	7,386	(1,548)
Total Comprehensive loss	(47,292)	(6,763)	(72,860)	(24,372)
Less: Comprehensive loss attributable to noncontrolling interest	(1,403)	(201)	(10,763)	(17,697)
Comprehensive loss attributable to Ucommune International Ltd.’s shareholders	¥ (45,889)	$ (6,562)	¥ (62,097)	¥ (6,675)